Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 34.1%
Adams Mill CLO Ltd., Series 2014-1A Class B2R, 144A 3.350%, 07/15/26@	$2,750	$2,752,252
Anchorage Capital CLO Ltd., Series 2013-1A Class A2R (3 M ICE LIBOR + 1.650%), 144A 1.779%, 10/13/30@,•	2,830	2,830,620
Arch Street CLO Ltd., Series 2016-2A Class BR2 (3 M ICE LIBOR + 1.700%, Floor 1.700%), 144A 1.834%, 10/20/28@,•	1,000	1,000,040
ASSURANT CLO Ltd., Series 2018-2A Class A (3 M ICE LIBOR + 1.040%, Floor 1.040%), 144A 1.174%, 04/20/31@,•	2,400	2,400,288
Babson CLO Ltd.,
Series 2014-IA Class BR (3 M ICE LIBOR + 2.200%), 144A, 2.334%, 07/20/25@,•	2,500	2,501,085
Series 2014-IA Class C (3 M ICE LIBOR + 3.450%), 144A, 3.584%, 07/20/25@,•	1,500	1,500,715
Barings CLO Ltd., Series 2017-1A Class B1 (3 M ICE LIBOR + 1.700%), 144A 1.834%, 07/18/29@,•	1,500	1,500,235
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M ICE LIBOR + 1.100%, Floor 1.100%), 144A 1.234%, 01/20/31@,•	2,500	2,500,230
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M ICE LIBOR + 1.100%, Floor 1.100%), 144A, 1.184%, 03/15/36@,•	2,200	2,200,000
Series 2021-FL6 Class B (1 M ICE LIBOR + 1.600%, Floor 1.600%), 144A, 1.684%, 03/15/36@,•	2,500	2,499,999
CIFC Funding Ltd., Series 2014-2RA Class A1 (3 M ICE LIBOR + 1.050%, Floor 1.050%), 144A 1.175%, 04/24/30@,•	2,000	2,000,320
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.120%, Floor 1.120%), 144A 1.254%, 01/20/30@,•	3,000	2,997,393
Deerpath Capital CLO Ltd., Series 2018-1A Class B (3 M ICE LIBOR + 2.500%, Floor 2.500%), 144A 2.626%, 01/15/31@,•	2,000	2,003,028
ECMC Group Student Loan Trust,
Series 2018-2A Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A, 0.886%, 09/25/68@,•	3,403	3,430,005
	Par (000)	Value†

Series 2019-1A Class A1A, 144A, 2.720%, 07/25/69@	$1,743	$1,811,433
Edsouth Indenture No 4 LLC, Series 2013-1 Class A (1 M ICE LIBOR + 0.570%), 144A 0.656%, 02/26/29@,•	3,170	3,163,227
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 3.384%, 01/20/33@,•	1,500	1,479,224
Ford Credit Auto Owner Trust, Series 2020-B Class A2, 0.500%, 02/15/23	933	933,635
GM Financial Consumer Automobile Receivables Trust, Series 2020-2 Class A2A, 1.500%, 03/16/23	21	21,170
Halcyon Loan Advisors Funding Ltd., Series 2015-2A Class AR (3 M ICE LIBOR + 1.080%, Floor 1.080%), 144A 1.205%, 07/25/27@,•	335	334,800
Honda Auto Receivables Owner Trust, Series 2020-1 Class A4, 1.630%, 10/21/26	4,085	4,164,016
KVK CLO Ltd., Series 2018-1A Class D (3 M ICE LIBOR + 3.000%), 144A 3.131%, 05/20/29@,•	2,000	1,999,194
Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M ICE LIBOR + 1.700%), 144A, 1.784%, 11/15/30@,•	1,500	1,537,657
Series 2014-AA Class A3 (1 M ICE LIBOR + 1.600%), 144A, 1.684%, 10/15/31@,•	1,499	1,526,397
Series 2015-BA Class A3 (1 M ICE LIBOR + 1.450%), 144A, 1.534%, 07/16/40@,•	2,400	2,412,849
Navient Private Education Refi Loan Trust,
Series 2020-EA Class A, 144A, 1.690%, 05/15/69@	2,601	2,637,612
Series 2021-EA Class A, 144A, 0.970%, 12/16/69@	3,929	3,910,392
Navient Student Loan Trust,
Series 2016-5A Class A (1 M ICE LIBOR + 1.250%), 144A, 1.336%, 06/25/65@,•	4,802	4,916,408
Series 2018-1A Class A2 (1 M ICE LIBOR + 0.350%) , 144A, 0.436%, 03/25/67@,•	2,020	2,020,840
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 1.409%, 10/13/31@,•	1,966	1,965,835

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — (continued)
OZLM XI Ltd., Series 2015-11A Class A2R (3 M ICE LIBOR + 1.750%), 144A 1.879%, 10/30/30@,•	$2,300	$2,300,028
Signal Peak CLO Ltd., Series 2018-6A Class B (3 M ICE LIBOR + 1.680%), 144A 1.812%, 07/28/31@,•	2,000	2,000,442
SLM Private Education Loan Trust, Series 2014-A Class B, 144A 3.500%, 11/15/44@	935	935,966
SLM Student Loan Trust, Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 0.676%, 03/25/55•	4,972	5,010,279
SMB Private Education Loan Trust,
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 2.034%, 08/16/32@,•	2,405	2,447,649
Series 2021-C Class B, 144A, 2.300%, 01/15/53@	939	940,548
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%), 144A 1.884%, 07/18/31@,•	1,500	1,492,959
Steele Creek CLO Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 1.634%, 04/21/31@,•	1,250	1,241,264
Towd Point Mortgage Trust, Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	2,288,866
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 3.125%, 04/25/33@,•	1,500	1,506,906
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 4.425%, 01/25/34@,•	2,000	2,003,316
Verizon Owner Trust, Series 2019-A Class A1A, 2.930%, 09/20/23	2,238	2,257,461
TOTAL ASSET BACKED SECURITIES (Cost $91,194,047)		91,376,583

COMMERCIAL MORTGAGE BACKED SECURITIES — 12.0%
BHMS, Series 2018-ATLS Class B (1 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 1.584%, 07/15/35@,•	2,000	1,999,968
	Par (000)	Value†

BX Commercial Mortgage Trust,
Series 2019-XL Class B (1 M ICE LIBOR + 1.080%, Floor 1.080%), 144A, 1.164%, 10/15/36@,•	$1,325	$1,326,336
Series 2020-BXLP Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A, 0.884%, 12/15/36@,•	2,765	2,767,390
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M ICE LIBOR + 1.800%, Floor 1.800%), 144A 1.884%, 12/15/36@,•	1,000	991,317
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	2,767	2,910,738
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019 Class X1, 1.719%, 03/25/22•	23,486	16,473
Series K021 Class A2, 2.396%, 06/25/22	2,942	2,973,252
Series KC02 Class X3, 3.163%, 08/25/25•	14,500	1,363,538
FREMF Mortgage Trust,
Series 2017-K727 Class C, 144A, 3.871%, 07/25/24@,•	3,500	3,677,975
Series 2013-K25 Class C, 144A, 3.745%, 11/25/45@,•	2,110	2,166,627
Series 2013-K27 Class C, 144A, 3.616%, 01/25/46@,•	2,000	2,059,489
Series 2013-K35 Class B, 144A, 4.068%, 12/25/46@,•	2,260	2,395,215
Series 2014-K717 Class C, 144A, 3.695%, 11/25/47@,•	71	70,680
Series 2015-K44 Class B, 144A, 3.795%, 01/25/48@,•	3,675	3,933,185
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%, Floor 1.250%), 144A 1.334%, 07/15/25@,•	1,858	1,856,000
GS Mortgage Securities Trust, Series 2010-C1 Class A2, 144A 4.592%, 08/10/43@	187	186,726
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M ICE LIBOR + 1.650%, Floor 1.650%), 144A 1.734%, 05/15/38@,•	1,500	1,498,191
WFRBS Commercial Mortgage Trust, Series 2012-C7 Class XA, 144A 1.449%, 06/15/45@,•	44,521	121,654
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $34,612,134)		32,314,754

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†

CORPORATE BONDS — 37.1%
Aerospace & Defense — 2.1%
The Boeing Co.
1.167%, 02/04/23	$1,500	$1,503,452
4.508%, 05/01/23	2,500	2,640,997
TransDigm, Inc., 144A 8.000%, 12/15/25@	1,500	1,599,375
		5,743,824
Airlines — 0.2%
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	620	638,160
Apparel — 0.8%
VF Corp. 2.050%, 04/23/22	2,250	2,271,268
Auto Manufacturers — 1.5%
BMW US Capital LLC, 144A 3.800%, 04/06/23@	2,250	2,359,980
Volkswagen Group of America Finance LLC, 144A 3.125%, 05/12/23@	1,500	1,558,302
		3,918,282
Banks — 4.4%
Bank of America Corp. 3.950%, 04/21/25	2,010	2,189,855
First Maryland Capital II (3 M ICE LIBOR + 0.850%) 0.976%, 02/01/27•	3,000	2,934,228
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.470%) 3.599%µ,•	1,022	1,027,593
State Street Corp. (3 M ICE LIBOR + 0.560%) 0.685%, 05/15/28•	2,500	2,423,948
Wells Fargo & Co. (3 M ICE LIBOR + 1.000%) 1.126%, 04/15/27•	3,250	3,197,588
		11,773,212
Beverages — 0.6%
Coca-Cola Europacific Partners PLC, 144A 0.800%, 05/03/24@	1,750	1,744,308
Biotechnology — 0.6%
Gilead Sciences, Inc. 0.750%, 09/29/23	1,500	1,500,072
Building Materials — 0.6%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	1,500	1,590,000
Chemicals — 1.4%
Westlake Chemical Corp. 0.875%, 08/15/24	1,500	1,501,931
	Par (000)	Value†

Chemicals — (continued)
WR Grace Holdings LLC, 144A 5.625%, 10/01/24@	$2,000	$2,190,000
		3,691,931
Computers — 0.6%
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	1,500	1,523,878
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450%, 12/16/21	1,000	1,004,724
Intercontinental Exchange, Inc. 0.700%, 06/15/23	1,500	1,505,580
OneMain Finance Corp. 8.250%, 10/01/23	1,750	1,955,677
		4,465,981
Electric — 6.6%
American Electric Power Co., Inc. 0.750%, 11/01/23	2,500	2,500,160
CenterPoint Energy, Inc. (SOFR + 0.650%) 0.700%, 05/13/24•	1,000	1,002,040
Edison International 3.125%, 11/15/22	1,000	1,024,851
Georgia Power Co. 2.100%, 07/30/23	1,900	1,956,099
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	1,500	1,519,771
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	2,134,714
OGE Energy Corp. 0.703%, 05/26/23	3,000	3,000,233
Pacific Gas and Electric Co. 1.750%, 06/16/22	1,500	1,497,602
San Diego Gas & Electric Co. 1.914%, 02/01/22	115	114,884
Southern California Edison Co. 3.700%, 08/01/25	2,750	2,987,963
		17,738,317
Electronics — 0.7%
Honeywell International, Inc. (3 M ICE LIBOR + 0.370%) 0.495%, 08/08/22•	500	501,567
SYNNEX Corp., 144A 1.250%, 08/09/24@	1,500	1,500,385
		2,001,952
Energy-Alternate Sources — 0.6%
TerraForm Power Operating LLC, 144A 4.250%, 01/31/23@	1,500	1,541,250

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Food — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 3.500%, 02/15/23@	$1,300	$1,329,432
Healthcare Products — 0.9%
PerkinElmer, Inc. 0.850%, 09/15/24	1,000	1,000,045
Stryker Corp. 0.600%, 12/01/23	1,500	1,500,050
		2,500,095
Home Builders — 0.6%
Lennar Corp. 4.125%, 01/15/22	1,500	1,500,000
Lodging — 0.7%
Hyatt Hotels Corp. 1.800%, 10/01/24	1,875	1,878,877
Machinery — Diversified — 0.9%
CNH Industrial Capital LLC 1.950%, 07/02/23	2,250	2,299,740
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 07/23/22	1,500	1,538,123
Fox Corp. 3.666%, 01/25/22	1,500	1,515,832
		3,053,955
Oil & Gas — 1.9%
Phillips 66 0.900%, 02/15/24	2,000	2,000,498
Pioneer Natural Resources Co. 0.750%, 01/15/24	1,500	1,498,291
Southwestern Energy Co. 4.100%, 03/15/22	1,500	1,503,750
		5,002,539
Packaging and Containers — 0.9%
Ball Corp. 4.000%, 11/15/23	2,250	2,370,937
Pharmaceuticals — 1.6%
AbbVie, Inc. 2.300%, 11/21/22	500	510,251
Bristol-Myers Squibb Co. 2.600%, 05/16/22	1,000	1,014,753
Elanco Animal Health, Inc. 5.272%, 08/28/23	1,645	1,753,126
Viatris, Inc., 144A 1.125%, 06/22/22@	1,000	1,005,304
		4,283,434
	Par (000)	Value†

Real Estate Investment Trusts — 1.3%
SBA Tower Trust, 144A 1.884%, 07/15/50@	$2,500	$2,530,463
Simon Property Group LP 3.500%, 09/01/25	1,000	1,086,123
		3,616,586
Retail — 0.9%
Yum! Brands, Inc., 144A 7.750%, 04/01/25@	2,250	2,407,545
Semiconductors — 0.9%
Micron Technology, Inc. 2.497%, 04/24/23	1,000	1,029,280
Skyworks Solutions, Inc. 0.900%, 06/01/23	1,500	1,502,891
		2,532,171
Software — 0.6%
VMware, Inc. 1.000%, 08/15/24	1,500	1,504,940
Telecommunications — 1.9%
Sprint Corp. 7.875%, 09/15/23	2,000	2,235,000
T-Mobile USA, Inc. 3.500%, 04/15/25	1,500	1,615,441
Verizon Communications, Inc. 1.450%, 03/20/26	1,250	1,261,575
		5,112,016
TOTAL CORPORATE BONDS (Cost $98,517,418)		99,534,702

RESIDENTIAL MORTGAGE BACKED SECURITIES — 14.3%
Collateralized Mortgage Obligations — 13.4%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	1,623	1,629,727
Bunker Hill Loan Depositary Trust,
Series 2019-2 Class A3, 144A, 3.185%, 07/25/49@,•	3,495	3,534,994
Series 2020-1 Class M1, 144A, 4.353%, 02/25/55@,•	2,250	2,340,458
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	885	899,427
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	2,185	2,214,530
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	2,235	2,252,901
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	4,891	4,972,958

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
JP Morgan Mortgage Trust,
Series 2017-3 Class 1A13, 144A, 3.500%, 08/25/47@,•	$4,800	$4,842,566
Series 2019-9 Class A3, 144A, 3.500%, 05/25/50@,•	2,278	2,308,209
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	519	529,782
Seasoned Loans Structured Transaction Trust Series, Series 2020-2 Class A1D 1.750%, 09/25/30	1,766	1,786,983
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,891	2,918,896
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 3.219%, 07/25/59@,•	3,156	3,184,450
Visio Trust, Series 2020-1R Class M1, 144A 2.926%, 11/25/55@	2,500	2,534,280
		35,950,161
Fannie Mae REMICS — 0.8%
Series 2012-152 Class TA 2.500%, 09/25/42	2,354	2,334,018
Freddie Mac REMICS — 0.1%
Series 4895 Class C 4.500%, 02/15/49	226	237,395
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $38,709,398)		38,521,574
	Number of Shares
SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $7,172,492)	7,172,492	7,172,492
TOTAL INVESTMENTS — 100.2% (Cost $270,205,489)		$268,920,105
Other Assets & Liabilities — (0.2)%		(650,630)
TOTAL NET ASSETS — 100.0%		$268,269,475

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $161,695,011, which represents 60.3% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate
Country Weightings as of 9/30/2021††
United States	82%
Cayman Islands	17
United Kingdom	1
Total	100%
††	% of total investments as of September 30, 2021.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Limited Maturity Bond Fund
Futures contracts held by the Fund at September 30, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	12/31/2021	427	2,000	$110	$93,963,352	$—	$(50,795)
Long	U.S. Treasury 10 Year Ultra Note	12/21/2021	20	1,000	145	2,905,000	—	(43,944)
							$—	$(94,739)

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 5 Year Note	12/31/2021	(159)	1,000	$123	$(19,516,008)	$100,327	$—
							$100,327	$—
							$100,327	$(94,739)